Related party transactions - Schedule of transactions with TELUS Corporation (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Related party transactions
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	$ 0
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	0
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	0		$ 0
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable	0		0
Due from	62,000,000		81,000,000
Due to	(178,000,000)		(111,000,000)
Defined benefit pension plan, expenses incurred	(9,000,000)		(9,000,000)		$ (7,000,000)
TELUS Corporation (parent)
Related party transactions
Revenues from services provided to	0		0		0
Goods and services purchased from	0		0		0
Gross profit	0		0		0
Receipts from related parties	0		0		0
Payments to related parties	0		1,000,000		20,000,000
Payments (made) collected by related parties on our behalf and other adjustments	(62,000,000)		(50,000,000)		(91,000,000)
Foreign exchange	2,000,000		2,000,000		0
Change in balance	(60,000,000)		(47,000,000)		(71,000,000)
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable					27,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	91,000,000		44,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	151,000,000		91,000,000		44,000,000
Due from	20,000,000		8,000,000		0
Due to	(171,000,000)		(99,000,000)		(44,000,000)
Defined benefit pension plan, expenses incurred		$ (2,000,000)		$ (2,000,000)		$ 0
Subsidiaries of TELUS Corporation
Related party transactions
Revenues from services provided to	559,000,000		428,000,000		353,000,000
Goods and services purchased from	(28,000,000)		(33,000,000)		(30,000,000)
Gross profit	531,000,000		395,000,000		323,000,000
Receipts from related parties	(600,000,000)		(417,000,000)		(339,000,000)
Payments to related parties	28,000,000		32,000,000		0
Payments (made) collected by related parties on our behalf and other adjustments	15,000,000		25,000,000		53,000,000
Foreign exchange	0		0		(2,000,000)
Change in balance	(26,000,000)		35,000,000		35,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable	61,000,000		26,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable					9,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts receivable	35,000,000		61,000,000		26,000,000
Due from	42,000,000		73,000,000		53,000,000
Due to	(7,000,000)		(12,000,000)		(27,000,000)
Total
Related party transactions
Revenues from services provided to	559,000,000		428,000,000		353,000,000
Goods and services purchased from	(28,000,000)		(33,000,000)		(30,000,000)
Gross profit	531,000,000		395,000,000		323,000,000
Receipts from related parties	(600,000,000)		(417,000,000)		(339,000,000)
Payments to related parties	28,000,000		33,000,000		20,000,000
Payments (made) collected by related parties on our behalf and other adjustments	(47,000,000)		(25,000,000)		(38,000,000)
Foreign exchange	2,000,000		2,000,000		(2,000,000)
Change in balance	(86,000,000)		(12,000,000)		(36,000,000)
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts receivable					18,000,000
Accounts with TELUS Corporation and subsidiaries, beginning balance, accounts payable	30,000,000		18,000,000
Accounts with TELUS Corporation and subsidiaries, ending balance, accounts payable	116,000,000		30,000,000		18,000,000
Due from	62,000,000		81,000,000		53,000,000
Due to	$ (178,000,000)		$ (111,000,000)		$ (71,000,000)